Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Balances of Policy Account (Detail) - Fixed Annuity And Annuitization Benefits - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Policyholder Account Balance [Line Items]
Beginning balance	¥ 158,952	¥ 193,322
Transfer in	10,249	17,223
Surrenders and partial surrenders	(71)	(58)
Benefit payments and lump sum payments, etc.	(31,179)	(50,956)
Policy charges	(229)	(262)
Transfer out	(290)	(409)
Interests	1,023	1,209
Others	(36)	(1,117)
Ending balance	¥ 138,419	¥ 158,952
Weighted average guaranteed interest rate (%)	0.70%	0.70%
Benefits in excess of policyholder account balances (Millions of yen)	¥ 1	¥ 1
Cash surrender value (Millions of yen)	¥ 132,411	¥ 152,578